Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization

The Arena Holdings Group, Inc. (formerly known as TheMaven, Inc.) (“The Arena Group” or the “Company”), was incorporated in Delaware on October 1, 1990. On October 11, 2016, the predecessor entity now known as The Arena Group exchanged its shares with another entity that was incorporated in Delaware on July 22, 2016. On November 4, 2016, these entities consummated a recapitalization. This resulted in The Arena Group becoming the parent entity, and the other Delaware entity becoming the wholly owned subsidiary. On December 19, 2019, the Company’s wholly owned subsidiaries The Arena Platform, Inc. (formerly known as Maven Coalition, Inc.), and HubPages, Inc. (“HubPages”), a Delaware corporation that was acquired by the Company in a merger during 2018, were merged into another of the Company’s wholly owned subsidiaries, Say Media, Inc. (“Say Media”), a Delaware corporation that was acquired by the Company in a merger during 2018, with Say Media as the surviving corporation. On January 6, 2020, Say Media changed its name to The Arena Platform, Inc. (“Arena Platform”). As of December 31, 2022, the Company’s wholly owned subsidiaries consist of The Arena Platform, The Arena Media Brands, LLC (“Arena Media”) (formerly known as Maven Media Brands, LLC) formed during 2019 as a wholly owned subsidiary of The Arena Group), TheStreet, Inc. (“TheStreet” acquired by the Company in a merger during 2019), College Spun Media Incorporated (“The Spun” acquired by the Company in a merger during 2021 as further described in Note 4) and Athlon Holdings, Inc. (“Parade” acquired by the Company in a merger during 2022 as further described in Note 4).

The Company changed its legal name to The Arena Group Holdings, Inc. from TheMaven, Inc. on February 8, 2022. The Company’s subsidiaries changed their corporate names to The Arena Platform, Inc. from Maven Coalition, Inc. and to The Arena Media Brands, LLC from Maven Media Brands, LLC on February 18, 2022.

Unless the context indicates otherwise, The Arena Group, The Arena Platform, TheStreet, The Spun and Parade, are together hereinafter referred to as the “Company.”

Reverse Stock Split

On February 8, 2022, the Company’s board of directors (the “Board”) approved a one-for-twenty-two (1-for-22) reverse stock split of its outstanding shares of common stock that was effective February 8, 2022. The Company’s common stock began trading on the NYSE American (the “NYSE American”) on February 9, 2022 (as further described below). At the effective time, every twenty-two shares of issued and outstanding common stock were automatically combined into one issued and outstanding share of common stock, without any change in the number of authorized shares. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number.

The accompanying financial statements and notes to the financial statements give effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.01 per share. Accordingly, stockholders’ deficiency reflects the reverse stock split by reclassifying from “common stock” to “additional paid-in capital” in an amount equal to the par value of the decreased shares resulting from the reverse stock split. In connection with the reverse stock split, proportionate adjustments were made to increase the per share exercise prices and decrease the number of shares of common stock issuable upon exercise of common stock options and warrants whereby approximately the same aggregate price is required to be paid for such securities upon exercise as had been payable immediately preceding the reverse stock split. Any fractional shares that would otherwise be issued as a result of the reverse stock split were rounded up to the nearest whole share.

On February 9, 2022, in connection with the Company’s legal name change and reverse stock split, the Company up-listed its common stock to the NYSE American, which began trading on February 9, 2022 under the symbol “AREN.” The Company’s common stock, prior to the up-list, was quoted on the OTC Markets Group Inc.’s (“OTCM”) OTCQX® Best Market (the “OTCQX”) under the symbol “MVEN.”

Business Operations

The Company is a tech-powered media company that focuses on building deep content verticals powered by a best-in-class digital media platform (the “Platform”) empowering premium publishers who impact, inform, educate, and entertain. The Company’s strategy is to focus on key verticals where audiences are passionate about a topic category (e.g., sports and finance), and where it can leverage the strength of its core brands to grow its audience and increase monetization both within its core brands as well as its media publishers (each, a “Publisher Partner”). The Company’s focus is on leveraging its Platform and iconic brands in targeted verticals to maximize audience reach, improve engagement, and optimize monetization of digital publishing assets for the benefit of its users, its advertiser clients, and its greater than 40 owned and operated properties as well as properties it runs on behalf of independent Publisher Partners. The Company operates the media businesses for Sports Illustrated (“Sports Illustrated”), owns and operates TheStreet and The Spun, Parade, and Men’s Journal and powers more than 225 independent Publisher Partners, including History, and the many sports team sites that comprise FanNation, among others. Each Publisher Partner joins the Platform by invitation only and is drawn from premium media brands and independent publishing businesses with the objective of augmenting the Company’s position in key verticals and optimizing the performance of the Publisher Partner. Publisher Partners incur the costs in content creation on their respective channels and receive a share of the revenue associated with their content. Because of the state-of-the-art technology and large scale of the Platform and the Company’s expertise in search engine optimization, social media, ad monetization and subscription marketing Publisher Partners continually benefit from the Company’s ongoing technological advances and bespoke audience development expertise. Additionally, the Company believes the lead brand within each vertical creates a halo benefit for all Publisher Partners in the vertical while each of them adds to the breadth and quality of content. While they benefit from these critical performance improvements they also may save substantially in costs of technology, infrastructure, advertising sales, and member marketing and management.

The Company’s growth strategy is to continue to expand by adding new premium publishers with high quality brands and content either as independent Publisher Partners or by acquiring publishers as owned and operated entities.

The Company entered into a licensing agreement, as amended, (the “Sports Illustrated Licensing Agreement”) with ABG-SI LLC (“ABG”) a brand development, marketing, and entertainment company, in October 2019. Since assuming management of the Sports Illustrated media assets, the Company has implemented significant changes to rebuild the historic brand and beacon of sports journalism, to evolve and expand the business, and to position it for growth and continued success going forward.

With respect to Sports Illustrated Swim (“SI Swim”), the Company has transitioned to a female-focused lifestyle brand, with the annual content release in May 2022. The Company’s fan-facing event to celebrate the 2022 annual content release and ongoing digital sponsorships was held over several nights in May 2022 and the Company partnered with Hard Rock, Maybelline, Celsius, Frida Mom and others.

SI Sportsbook was launched in 2021 in Colorado and has expanded to several state through the end of fiscal 2022. The Company provides the content for SI Sportsbook. Its partner, 888 Holdings PCC, one of the world’s leading online betting and gaming companies, provides the gambling engine.

TheStreet is a leading financial news and information provider to investors and institutions worldwide and has produced business news and market analysis for individual investors. TheStreet brings its editorial tradition, strong subscription platform, and valuable membership base to the Company, and benefits from its mobile-friendly CMS, social, video, and monetization technology.

The Spun, founded in September 2012, and acquired by the Company in June 2021, is an online independent sports publication that brings readers the most interesting athletic stories of the day. The Spun focuses on the social media aspect of the industry. The former chief executive officer of The Spun is now serving as the Company’s Senior Vice President of Growth.

The Company acquired Parade, a premium-branded company in April 2022, which helped to expand its digital audience reach. Parade has become the anchor of the Company’s new lifestyle vertical and Athlon Sports, one of Parade’s premium brands, has expanded the Company’s sports vertical. In the fourth quarter of fiscal 2022, the Company discontinued the Parade print business (as further described in Note 3).

The Company acquired the digital assets of Men’s Journal from Weider Publications, a subsidiary of A360 Media, LLC in December 2022 to supplement its growing lifestyle vertical. This suite of digital assets provides its audience with access to premium active lifestyle brands including Men’s Journal, Men’s Fitness, Surfer, Powder, Bike, SKATEboarding, Snowboarder and NewSchoolers.

HubPages enhances the user’s experience by including content from individual creators to the HubPages network of premium content channels that are owned and operated by the Company. These channels, such as PetHelpful, dengarden and Fashionista, act as an open community for writers, explorers, knowledge seekers, and conversation starters to connect in an interactive and informative online space.

Seasonality

The Company does experience seasonality during the year, as a result of advertising seasonality and sports seasons and major sporting events. Advertising typically peaks in the fourth quarter of the Company’s fiscal year as advertisers concentrate their budgets during the holiday season. This trend is magnified as it also includes the professional sports and college football seasons, which account for a significant portion of the Company’s advertising revenue during that period of the year. Other sporting events such as the Super Bowl, Winter and Summer Olympics, soccer’s World Cup, and major golf, tennis and cycling events create increased traffic surrounding the respective events.

Going Concern

The Company performed an annual reporting period going concern assessment. Management is required to assess the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s consolidated financial statements do not include any adjustments that might be necessary if it is unable to continue as a going concern.

Most recently, for the year ended December 31, 2022, the Company incurred a net loss from continuing operations of $67,388, had cash on hand of $13,871 and a working capital deficit of $137,669. The Company’s net loss from continuing operations and working capital deficit have been evaluated by management to determine if the significance of those conditions or events would limit its ability to meet our obligations when due. Furthermore, since the Company’s Bridge Notes of $36,000, Senior Secured Notes of $62,691 and Delayed Draw Term Notes of $4,000, totaling $102,691 (collectively “its current debt”) are due by December 31, 2023 (see Note 19, and Note 20), unless the Company is able to refinance or extend its current debt beyond its current maturity, it may not be able to meet its obligations when due.

In its evaluation, management determined there is substantial doubt about the Company’s ability to continue as a going concern for a one-year period following the financial statement issuance date, unless it is able to refinance or extend the maturities of its current debt.

The Company plans to refinance or extend the maturities of its current debt to alleviate the conditions that raise substantial doubt about its ability to continue as a going concern.

Reclassifications

Certain prior year amounts have been reclassified to conform to current period presentation. These reclassifications were immaterial, both individually and in aggregate. These changes did not impact previously reported loss from operations or net loss.